SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ 666,000	$ 133,000
Allowance for doubtful accounts receivable	2,063,000	2,391,000
Intangible asset impairment loss	255,000
Goodwill	3,356,000	4,041,000	$ 5,433,000	[1]
Goodwill impairment loss	674,000	879,000	3,093,000
Severance expenses	1,386,000	1,460,000	882,000
Advertising expenses	$ 6,800,000	6,700,000	$ 7,600,000
Deferred expenses amortization period	20 months
Investment impairment loss	$ 0	0
Antidilutive shares	0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill	$ 700,000
Goodwill impairment loss	700,000
Goodwill, fair value	$ 0
Certain Reporting Unit One [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		1,500,000
Goodwill impairment loss		900,000
Goodwill, fair value		$ 700,000

[1]	The accumulated amount of impairment loss as of December 31, 2013, December 31, 2014 and December 31, 2015 was US$ 5,545,000, US$ 6,424,000 and US$ 7,098,000, respectively.